AB Bond Fund, Inc.

AB FlexFee High Yield Portfolio

Portfolio of Investments

March 31, 2019 (unaudited)

	Principal Amount (000)		U.S. $ Value
CORPORATES - NON-INVESTMENT GRADE - 65.2%
Industrial - 57.3%
Basic - 5.1%
AK Steel Corp.
7.50%, 7/15/23	U.S.$	30	$30,820
Berry Global, Inc.
5.125%, 7/15/23		8	8,139
CF Industries, Inc.
4.95%, 6/01/43		10	8,569
5.15%, 3/15/34		65	61,822
5.375%, 3/15/44		57	51,202
7.125%, 5/01/20		14	14,643
Commercial Metals Co.
4.875%, 5/15/23		50	50,031
Crown Americas LLC/Crown Americas Capital Corp. VI
4.75%, 2/01/26		41	41,162
Eldorado Gold Corp.
6.125%, 12/15/20 (a)		12	11,770
ERP Iron Ore, LLC
9.039%, 12/31/19 (b)(c)(d)(e)(f)		7	7,003
Flex Acquisition Co., Inc.
6.875%, 1/15/25 (a)		7	6,718
FMG Resources (August 2006) Pty Ltd.
4.75%, 5/15/22 (a)		81	81,117
5.125%, 3/15/23-5/15/24 (a)		100	100,328
Freeport-McMoRan, Inc.
3.55%, 3/01/22		183	181,598
3.875%, 3/15/23		31	30,913
4.55%, 11/14/24		35	34,495
5.45%, 3/15/43		25	21,854
Graphic Packaging International LLC
4.75%, 4/15/21		26	26,395
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.
7.375%, 12/15/23 (a)		29	28,198
Joseph T Ryerson & Son, Inc.
11.00%, 5/15/22 (a)		135	142,391
Kraton Polymers LLC/Kraton Polymers Capital Corp.
7.00%, 4/15/25 (a)		65	65,665
Kronos International, Inc.
3.75%, 9/15/25 (a)	EUR	100	106,620
Lecta SA
6.50%, 8/01/23 (a)		105	109,446
Magnetation LLC/Mag Finance Corp.
11.00%, 5/15/18 (c)(f)(g)(h)	U.S.$	60	1
Momentive Performance Materials, Inc.
3.88%, 10/24/21		43	46,312
8.875%, 10/15/20 (c)(d)(f)(i)		33	0
Novelis Corp.
5.875%, 9/30/26 (a)		8	7,984
6.25%, 8/15/24 (a)		35	35,753
Pactiv LLC
7.95%, 12/15/25		23	23,328

	Principal Amount (000)		U.S. $ Value
Peabody Energy Corp.
6.00%, 3/31/22 (a)	U.S.$	79	$79,754
6.375%, 3/31/25 (a)		20	19,474
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
5.125%, 7/15/23 (a)		105	106,843
7.00%, 7/15/24 (a)		23	23,652
Sealed Air Corp.
4.875%, 12/01/22 (a)		33	34,024
6.875%, 7/15/33 (a)		70	75,881
SPCM SA
4.875%, 9/15/25 (a)		58	56,960
United States Steel Corp.
6.25%, 3/15/26		30	27,970
6.875%, 8/15/25		52	50,774
Valvoline, Inc.
5.50%, 7/15/24		7	7,110
WR Grace & Co.-Conn
5.125%, 10/01/21 (a)		18	18,583
5.625%, 10/01/24 (a)		24	25,956

			1,861,258

Capital Goods - 5.1%
ARD Finance SA
6.625% (6.625% Cash or 7.375% PIK), 9/15/23 (j)	EUR	100	113,598
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
2.75%, 3/15/24 (a)		100	114,784
6.75%, 5/15/24 (a)		100	118,810
7.25%, 5/15/24 (a)	U.S.$	3	3,070
Ball Corp.
4.375%, 12/15/20		27	27,599
5.00%, 3/15/22		50	51,451
BBA US Holdings, Inc.
5.375%, 5/01/26 (a)		11	11,331
Bombardier, Inc.
5.75%, 3/15/22 (a)		183	187,411
6.00%, 10/15/22 (a)		25	25,231
6.125%, 1/15/23 (a)		5	5,064
7.50%, 12/01/24-3/15/25 (a)		66	68,382
7.875%, 4/15/27 (a)		10	10,297
BWAY Holding Co.
4.75%, 4/15/24 (a)	EUR	105	120,256
5.50%, 4/15/24 (a)	U.S.$	24	23,845
7.25%, 4/15/25 (a)		24	23,166
Clean Harbors, Inc.
5.125%, 6/01/21		52	51,640
Cleaver-Brooks, Inc.
7.875%, 3/01/23 (a)		42	39,147
Colfax Corp.
6.00%, 2/15/24 (a)		10	10,412
6.375%, 2/15/26 (a)		11	11,686

	Principal Amount (000)		U.S. $ Value
Crown Cork & Seal Co., Inc.
7.375%, 12/15/26	U.S.$	20	$22,327
Gates Global LLC/Gates Global Co.
6.00%, 7/15/22 (a)		5	4,789
GFL Environmental, Inc.
5.375%, 3/01/23 (a)		76	72,006
Griffon Corp.
5.25%, 3/01/22		66	64,997
JELD-WEN, Inc.
4.625%, 12/15/25 (a)		6	5,702
4.875%, 12/15/27 (a)		8	7,480
Mueller Water Products, Inc.
5.50%, 6/15/26 (a)		44	44,850
Owens-Brockway Glass Container, Inc.
5.00%, 1/15/22 (a)		20	20,036
RBS Global, Inc./Rexnord LLC
4.875%, 12/15/25 (a)		57	56,436
SPX FLOW, Inc.
5.875%, 8/15/26 (a)		35	35,171
Stevens Holding Co., Inc.
6.125%, 10/01/26 (a)		20	20,616
Summit Materials LLC/Summit Materials Finance Corp.
6.125%, 7/15/23		55	56,210
Tervita Escrow Corp.
7.625%, 12/01/21 (a)		35	34,825
TransDigm, Inc.
6.00%, 7/15/22		132	134,135
6.25%, 3/15/26 (a)		116	120,534
6.375%, 6/15/26		27	26,738
6.50%, 5/15/25		44	44,466
Triumph Group, Inc.
5.25%, 6/01/22		8	7,710
7.75%, 8/15/25		70	66,843

			1,863,051

Communications - Media - 7.5%
Altice Financing SA
6.625%, 2/15/23 (a)		67	68,196
Cablevision Systems Corp.
5.875%, 9/15/22		85	88,895
CCO Holdings LLC/CCO Holdings Capital Corp.
4.00%, 3/01/23 (a)		52	51,905
5.00%, 2/01/28 (a)		189	186,287
5.125%, 2/15/23		29	29,078
5.125%, 5/01/27 (a)		290	291,759
5.25%, 9/30/22		6	6,235
5.375%, 5/01/25 (a)		12	12,635
5.75%, 2/15/26 (a)		11	11,500
5.875%, 5/01/27 (a)		3	2,922
CSC Holdings LLC
5.375%, 2/01/28 (a)		200	200,274

	Principal Amount (000)		U.S. $ Value
5.50%, 5/15/26 (a)	U.S.$	253	$260,258
6.625%, 10/15/25 (a)		3	2,780
DISH DBS Corp.
5.00%, 3/15/23		16	14,106
5.875%, 7/15/22		115	111,366
6.75%, 6/01/21		242	249,773
iHeartCommunications, Inc.
6.875%, 6/15/18 (b)(c)(f)(h)		50	5,282
9.00%, 12/15/19 (c)(e)(f)		75	53,454
11.25%, 3/01/21 (a)(c)(e)(f)		10	6,777
Meredith Corp.
6.875%, 2/01/26		89	93,635
Netflix, Inc.
4.875%, 4/15/28		33	32,684
5.875%, 11/15/28 (a)		69	72,889
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.875%, 3/15/25		8	8,220
Radiate Holdco LLC/Radiate Finance, Inc.
6.625%, 2/15/25 (a)		17	16,824
6.875%, 2/15/23 (a)		17	16,828
RR Donnelley & Sons Co.
7.875%, 3/15/21		29	29,684
Sinclair Television Group, Inc.
5.125%, 2/15/27 (a)		9	8,649
5.625%, 8/01/24 (a)		75	75,595
6.125%, 10/01/22		17	17,243
Sirius XM Radio, Inc.
3.875%, 8/01/22 (a)		33	32,949
4.625%, 5/15/23 (a)		21	21,230
5.00%, 8/01/27 (a)		94	93,985
5.375%, 7/15/26 (a)		35	35,802
6.00%, 7/15/24 (a)		93	96,370
TEGNA, Inc.
5.125%, 7/15/20		25	25,497
6.375%, 10/15/23		68	70,251
Virgin Media Finance PLC
4.50%, 1/15/25 (a)	EUR	200	232,071
Ziggo Bond Co. BV
5.875%, 1/15/25 (a)	U.S.$	18	17,777
Ziggo BV
5.50%, 1/15/27 (a)		110	109,088

			2,760,753

Communications - Telecommunications - 6.4%
Altice France SA/France
7.375%, 5/01/26 (a)		185	181,336
CB T-Mobile USA, Inc.
4.50%, 2/01/26 (b)(c)(d)(f)		152	0
6.375%, 3/01/25 (b)(c)(d)(f)		27	0
6.50%, 1/15/24-1/15/26 (b)(c)(d)(f)		136	0
CenturyLink, Inc.
Series G
6.875%, 1/15/28		65	61,240

	Principal Amount (000)		U.S. $ Value
Series S
6.45%, 6/15/21	U.S.$	36	$37,921
Series T
5.80%, 3/15/22		97	99,505
Embarq Corp.
7.995%, 6/01/36		100	97,041
Frontier Communications Corp.
7.125%, 1/15/23		144	87,299
7.625%, 4/15/24		55	30,005
7.875%, 1/15/27		13	6,515
8.75%, 4/15/22		101	71,892
10.50%, 9/15/22		55	41,930
11.00%, 9/15/25		37	24,275
GTT Communications, Inc.
7.875%, 12/31/24 (a)		6	5,230
Hughes Satellite Systems Corp.
6.625%, 8/01/26		30	29,490
7.625%, 6/15/21		19	20,697
Intelsat Jackson Holdings SA
5.50%, 8/01/23		178	158,336
8.00%, 2/15/24 (a)		10	10,633
8.50%, 10/15/24 (a)		35	34,125
9.50%, 9/30/22 (a)		53	61,065
9.75%, 7/15/25 (a)		56	56,840
Level 3 Financing, Inc.
5.125%, 5/01/23		60	60,586
5.25%, 3/15/26		66	65,479
5.375%, 1/15/24		17	17,337
Level 3 Parent LLC
5.75%, 12/01/22		54	54,185
Sable International Finance Ltd.
6.875%, 8/01/22 (a)		27	28,076
Sprint Capital Corp.
6.875%, 11/15/28		31	29,794
8.75%, 3/15/32		102	107,593
Sprint Communications, Inc.
6.00%, 11/15/22		38	38,350
7.00%, 3/01/20 (a)		298	306,784
Sprint Corp.
7.625%, 3/01/26		44	44,590
7.875%, 9/15/23		22	23,049
T-Mobile USA, Inc.
4.50%, 2/01/26		192	192,032
4.75%, 2/01/28		4	3,967
6.375%, 3/01/25		27	28,126
6.50%, 1/15/24-1/15/26		136	142,971
Zayo Group LLC/Zayo Capital, Inc.
5.75%, 1/15/27 (a)		76	75,706

			2,334,000

Consumer Cyclical - Automotive - 2.2%
Allison Transmission, Inc.
5.00%, 10/01/24 (a)		35	34,911
5.875%, 6/01/29 (a)		13	13,149

	Principal Amount (000)		U.S. $ Value
American Axle & Manufacturing, Inc.
6.25%, 4/01/25-3/15/26	U.S.$	60	$58,270
BCD Acquisition, Inc.
9.625%, 9/15/23 (a)		97	103,192
Cooper-Standard Automotive, Inc.
5.625%, 11/15/26 (a)		5	4,387
Exide Technologies
7.00%, 4/30/25 (f)(g)(j)(k)		100	40,267
11.00%, 4/30/22 (f)(g)(j)(l)		48	37,786
Garrett LX I SARL/Garrett Borrowing LLC
5.125%, 10/15/26 (a)	EUR	100	105,953
IHO Verwaltungs GmbH
4.125% (4.125% Cash or 4.875% PIK), 9/15/21 (a)(j)	U.S.$	58	58,341
Meritor, Inc.
6.25%, 2/15/24		30	30,903
Navistar International Corp.
6.625%, 11/01/25 (a)		57	57,908
Panther BF Aggregator 2 LP/Panther Finance Co., Inc.
6.25%, 5/15/26 (a)		17	17,340
8.50%, 5/15/27 (a)		90	90,296
Tenneco, Inc.
5.00%, 7/15/26		99	79,171
Tesla, Inc.
5.30%, 8/15/25 (a)		49	42,367
Titan International, Inc.
6.50%, 11/30/23		47	43,303

			817,544

Consumer Cyclical - Entertainment - 0.4%
AMC Entertainment Holdings, Inc.
5.75%, 6/15/25		7	6,100
5.875%, 11/15/26		6	5,414
Cinemark USA, Inc.
4.875%, 6/01/23		25	25,460
National CineMedia LLC
5.75%, 8/15/26		21	19,151
NCL Corp., Ltd.
4.75%, 12/15/21 (a)		12	12,151
Six Flags Entertainment Corp.
4.875%, 7/31/24 (a)		20	19,737
VOC Escrow Ltd.
5.00%, 2/15/28 (a)		52	50,639

			138,652

Consumer Cyclical - Other - 3.9%
Beazer Homes USA, Inc.
5.875%, 10/15/27		16	13,964
6.75%, 3/15/25		34	32,388
8.75%, 3/15/22		18	18,421
Caesars Entertainment Corp.
5.00%, 10/01/24 (f)(k)		11	15,697

	Principal Amount (000)		U.S. $ Value
Eldorado Resorts, Inc.
6.00%, 4/01/25	U.S.$	37	$37,477
Five Point Operating Co. LP/Five Point Capital Corp.
7.875%, 11/15/25 (a)		90	86,570
Hilton Domestic Operating Co., Inc.
4.25%, 9/01/24		95	94,942
5.125%, 5/01/26 (a)		30	30,481
K. Hovnanian Enterprises, Inc.
5.00%, 11/01/21		43	35,747
10.00%, 7/15/22 (a)		67	56,264
10.50%, 7/15/24 (a)		7	5,364
KB Home
7.00%, 12/15/21		22	23,747
7.50%, 9/15/22		10	11,134
8.00%, 3/15/20		6	6,068
Marriott Ownership Resorts, Inc./ILG LLC
6.50%, 9/15/26 (a)		72	75,474
Meritage Homes Corp.
7.00%, 4/01/22		29	31,450
MGM Resorts International
4.625%, 9/01/26		35	34,028
5.50%, 4/15/27		101	102,247
5.75%, 6/15/25		4	4,149
6.00%, 3/15/23		70	74,086
6.75%, 10/01/20		25	26,283
7.75%, 3/15/22		16	17,687
PulteGroup, Inc.
5.00%, 1/15/27		128	127,733
5.50%, 3/01/26		4	4,134
6.00%, 2/15/35		57	54,986
7.875%, 6/15/32		17	19,526
Scientific Games International, Inc.
10.00%, 12/01/22		8	8,428
Shea Homes LP/Shea Homes Funding Corp.
5.875%, 4/01/23 (a)		90	88,860
6.125%, 4/01/25 (a)		60	56,723
Stars Group Holdings BV/Stars Group US Co-Borrower LLC
7.00%, 7/15/26 (a)		33	34,404
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.
5.875%, 5/15/25 (a)		16	15,834
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.
5.625%, 3/01/24 (a)		17	17,286
5.875%, 4/15/23 (a)		8	8,120
Wyndham Hotels & Resorts, Inc.
5.375%, 4/15/26 (a)		25	25,443
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.25%, 5/15/27 (a)		4	3,783
5.50%, 3/01/25 (a)		124	122,562

			1,421,490

	Principal Amount (000)		U.S. $ Value
Consumer Cyclical - Restaurants - 0.3%
Golden Nugget, Inc.
8.75%, 10/01/25 (a)	U.S.$	14	$14,697
IRB Holding Corp.
6.75%, 2/15/26 (a)		92	86,547

			101,244

Consumer Cyclical - Retailers - 1.4%
Asbury Automotive Group, Inc.
6.00%, 12/15/24		69	71,150
FirstCash, Inc.
5.375%, 6/01/24 (a)		7	7,146
Group 1 Automotive, Inc.
5.00%, 6/01/22		35	35,302
5.25%, 12/15/23 (a)		79	79,498
Hanesbrands, Inc.
4.625%, 5/15/24 (a)		50	50,161
JC Penney Corp., Inc.
6.375%, 10/15/36		15	5,306
L Brands, Inc.
5.625%, 2/15/22-10/15/23		38	39,110
6.875%, 11/01/35		36	31,335
7.00%, 5/01/20		14	14,249
Penske Automotive Group, Inc.
3.75%, 8/15/20		14	13,986
5.50%, 5/15/26		52	51,344
5.75%, 10/01/22		14	14,271
PetSmart, Inc.
7.125%, 3/15/23 (a)		60	44,746
Sonic Automotive, Inc.
5.00%, 5/15/23		28	27,375
6.125%, 3/15/27		20	17,797
William Carter Co. (The)
5.625%, 3/15/27 (a)		27	27,941

			530,717

Consumer Non-Cyclical - 6.8%
Air Medical Group Holdings, Inc.
6.375%, 5/15/23 (a)		49	42,130
Albertsons Cos. LLC/Safeway, Inc./New Albertsons LP/Albertson’s LLC
5.75%, 3/15/25		78	74,579
6.625%, 6/15/24		22	22,319
Aveta, Inc.
10.50%, 3/01/21 (b)(c)(d)(f)		297	0
Avon Products, Inc.
6.60%, 3/15/20		12	12,239
Bausch Health Americas, Inc.
8.50%, 1/31/27 (a)		159	168,645
Bausch Health Cos., Inc.
5.50%, 3/01/23 (a)		102	102,242

	Principal Amount (000)		U.S. $ Value
5.875%, 5/15/23 (a)	U.S.$	155	$156,931
9.00%, 12/15/25 (a)		35	38,072
CHS/Community Health Systems, Inc.
5.125%, 8/01/21		123	120,847
6.25%, 3/31/23		28	26,367
8.125%, 6/30/24 (a)		63	46,978
DaVita, Inc.
5.00%, 5/01/25		88	84,401
5.125%, 7/15/24		85	84,044
5.75%, 8/15/22		14	14,265
Eagle Holding Co. II LLC
7.625% (7.625% Cash and 8.375% PIK), 5/15/22 (a)(j)		99	100,180
Encompass Health Corp.
5.75%, 9/15/25		30	30,570
Envision Healthcare Corp.
8.75%, 10/15/26 (a)		31	27,653
First Quality Finance Co., Inc.
4.625%, 5/15/21 (a)		83	82,806
Hadrian Merger Sub, Inc.
8.50%, 5/01/26 (a)		40	36,915
HCA, Inc.
5.375%, 9/01/26		33	34,721
5.625%, 9/01/28		35	36,977
5.875%, 2/15/26		54	58,307
Immucor, Inc.
11.125%, 2/15/22 (a)		20	20,400
Kinetic Concepts, Inc./KCI USA, Inc.
7.875%, 2/15/21 (a)		128	130,882
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
5.50%, 4/15/25 (a)		16	12,917
5.625%, 10/15/23 (a)		2	1,707
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA
6.625%, 5/15/22 (a)		14	13,280
Post Holdings, Inc.
5.625%, 1/15/28 (a)		54	53,593
RegionalCare Hospital Partners Holdings, Inc.
8.25%, 5/01/23 (a)		51	54,339
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.
9.75%, 12/01/26 (a)		96	99,648
Spectrum Brands, Inc.
5.75%, 7/15/25		90	91,013
6.625%, 11/15/22		9	8,995
Tenet Healthcare Corp.
4.375%, 10/01/21		25	25,472
4.50%, 4/01/21		48	48,233
6.00%, 10/01/20		85	88,202
6.25%, 2/01/27 (a)		15	15,598
6.75%, 6/15/23		98	100,961
7.00%, 8/01/25		4	4,047
8.125%, 4/01/22		148	159,777

	Principal Amount (000)		U.S. $ Value
Vizient, Inc.
10.375%, 3/01/24 (a)	U.S.$	117	$126,801
West Street Merger Sub, Inc.
6.375%, 9/01/25 (a)		38	37,000

			2,495,053

Energy – 10.1%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.
7.875%, 12/15/24		76	29,074
Berry Petroleum Co. LLC
6.375%, 9/15/22 (b)(c)(d)(f)		56	0
7.00%, 2/15/26 (a)		25	24,820
Bruin E&P Partners LLC
8.875%, 8/01/23 (a)		67	64,170
California Resources Corp.
5.50%, 9/15/21		19	14,508
8.00%, 12/15/22 (a)		124	97,354
Carrizo Oil & Gas, Inc.
6.25%, 4/15/23		107	105,326
8.25%, 7/15/25		8	8,314
Cheniere Corpus Christi Holdings LLC
5.875%, 3/31/25		74	80,023
Cheniere Energy Partners LP
5.625%, 10/01/26 (a)		68	69,689
Chesapeake Energy Corp.
4.875%, 4/15/22		37	36,474
5.75%, 3/15/23		20	19,500
7.00%, 10/01/24		69	68,817
8.00%, 1/15/25-6/15/27		65	64,556
Covey Park Energy LLC/Covey Park Finance Corp.
7.50%, 5/15/25 (a)		105	97,508
DCP Midstream Operating LP
4.95%, 4/01/22		35	35,938
Denbury Resources, Inc.
7.50%, 2/15/24 (a)		39	33,368
9.00%, 5/15/21 (a)		20	19,449
9.25%, 3/31/22 (a)		72	69,491
Diamond Offshore Drilling, Inc.
4.875%, 11/01/43		68	43,140
7.875%, 8/15/25		62	59,871
Energy Transfer LP
7.50%, 10/15/20		1	690
Ensco PLC
4.50%, 10/01/24		7	5,125
5.20%, 3/15/25		136	104,507
EP Energy LLC/Everest Acquisition Finance, Inc.
7.75%, 9/01/22		78	18,641
9.375%, 5/01/24 (a)		101	36,328
Genesis Energy LP/Genesis Energy Finance Corp.
5.625%, 6/15/24		45	43,213
6.25%, 5/15/26		72	68,103
6.50%, 10/01/25		47	45,781
6.75%, 8/01/22		12	12,300

	Principal Amount (000)		U.S. $ Value
Gulfport Energy Corp.
6.00%, 10/15/24	U.S.$	125	$113,320
6.375%, 5/15/25-1/15/26		64	57,165
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp.
5.625%, 2/15/26 (a)		95	96,617
HighPoint Operating Corp.
7.00%, 10/15/22		87	82,762
8.75%, 6/15/25		25	23,513
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 10/01/25 (a)		127	125,536
Indigo Natural Resources LLC
6.875%, 2/15/26 (a)		124	109,876
Murphy Oil USA, Inc.
5.625%, 5/01/27		2	2,428
Nabors Industries, Inc.
5.50%, 1/15/23		69	66,048
5.75%, 2/01/25		35	31,394
Nine Energy Service, Inc.
8.75%, 11/01/23 (a)		41	42,344
Noble Holding International Ltd.
7.75%, 1/15/24		8	7,204
7.95%, 4/01/25		20	17,239
Oasis Petroleum, Inc.
6.875%, 1/15/23		9	9,000
Parkland Fuel Corp.
6.00%, 4/01/26 (a)		67	67,544
PBF Holding Co. LLC/PBF Finance Corp.
7.25%, 6/15/25		13	13,343
PDC Energy, Inc.
5.75%, 5/15/26		71	69,216
Precision Drilling Corp.
7.125%, 1/15/26 (a)		34	33,725
QEP Resources, Inc.
5.25%, 5/01/23		17	16,113
5.375%, 10/01/22		34	32,735
Range Resources Corp.
4.875%, 5/15/25		22	20,112
5.00%, 8/15/22-3/15/23		120	117,718
5.875%, 7/01/22		2	2,027
Rowan Cos., Inc.
4.75%, 1/15/24		10	8,117
4.875%, 6/01/22		35	32,610
5.85%, 1/15/44		35	22,939
Sanchez Energy Corp.
7.25%, 2/15/23 (a)		45	36,205
SandRidge Energy, Inc.
7.50%, 2/15/23 (b)(c)(d)(f)		29	0
8.125%, 10/15/22 (b)(c)(d)(f)		47	0
SemGroup Corp.
6.375%, 3/15/25		16	15,076
7.25%, 3/15/26		24	23,266
SemGroup Corp./Rose Rock Finance Corp.
5.625%, 11/15/23		65	60,799

	Principal Amount (000)		U.S. $ Value
SM Energy Co.
5.00%, 1/15/24	U.S.$	5	$4,636
5.625%, 6/01/25		35	32,402
6.125%, 11/15/22		24	24,042
6.625%, 1/15/27		39	37,144
SRC Energy, Inc.
6.25%, 12/01/25		23	20,563
Sunoco LP/Sunoco Finance Corp.
4.875%, 1/15/23		40	40,629
5.50%, 2/15/26		109	108,024
5.875%, 3/15/28		18	17,909
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.25%, 11/15/23		19	18,620
6.50%, 7/15/27 (a)		70	75,566
Transocean Phoenix 2 Ltd.
7.75%, 10/15/24 (a)		41	43,067
Transocean Poseidon Ltd.
6.875%, 2/01/27 (a)		31	32,291
Transocean, Inc.
6.80%, 3/15/38		102	80,265
7.50%, 1/15/26 (a)		18	17,771
9.00%, 7/15/23 (a)		39	42,087
Vantage Drilling International
7.50%, 11/01/19 (b)(c)(d)(f)		46	0
Vine Oil & Gas LP/Vine Oil & Gas Finance Corp.
8.75%, 4/15/23 (a)		61	48,578
Weatherford International LLC
9.875%, 3/01/25		31	21,944
Weatherford International Ltd.
4.50%, 4/15/22		10	7,036
5.875%, 7/01/21 (k)		35	28,182
7.75%, 6/15/21		46	41,446
9.875%, 2/15/24		73	52,636
Whiting Petroleum Corp.
1.25%, 4/01/20 (k)		28	26,760
5.75%, 3/15/21		105	106,180
6.25%, 4/01/23		9	9,047
6.625%, 1/15/26		10	9,830
WPX Energy, Inc.
5.75%, 6/01/26		27	27,423

			3,706,147

Other Industrial - 1.4%
Algeco Global Finance PLC
6.50%, 2/15/23	EUR	100	116,877
American Builders & Contractors Supply Co., Inc.
5.75%, 12/15/23 (a)	U.S.$	25	25,827
Global Partners LP/GLP Finance Corp.
6.25%, 7/15/22		105	103,732
7.00%, 6/15/23		40	39,240
H&E Equipment Services, Inc.
5.625%, 9/01/25		20	19,910

	Principal Amount (000)		U.S. $ Value
KAR Auction Services, Inc.
5.125%, 6/01/25 (a)	U.S.$	66	$65,167
Laureate Education, Inc.
8.25%, 5/01/25 (a)		29	31,624
Rexel SA
2.625%, 6/15/24 (a)	EUR	100	115,302

			517,679

Services - 1.8%
Aptim Corp.
7.75%, 6/15/25 (a)	U.S.$	25	19,305
APX Group, Inc.
7.875%, 12/01/22		151	151,525
8.75%, 12/01/20		29	29,044
Aramark Services, Inc.
5.00%, 4/01/25-2/01/28 (a)		26	26,312
5.125%, 1/15/24		7	6,888
Carriage Services, Inc.
6.625%, 6/01/26 (a)		30	30,728
GEO Group, Inc. (The)
5.125%, 4/01/23		18	15,745
5.875%, 1/15/22-10/15/24		42	40,381
6.00%, 4/15/26		8	6,720
Monitronics International, Inc.
9.125%, 4/01/20 (i)		14	2,513
Nielsen Co. Luxembourg SARL (The)
5.50%, 10/01/21 (a)		28	28,054
Nielsen Finance LLC/Nielsen Finance Co.
5.00%, 4/15/22 (a)		30	29,629
Prime Security Services Borrower LLC/Prime Finance, Inc.
9.25%, 5/15/23 (a)		65	68,652
Refinitiv US Holdings, Inc.
6.25%, 5/15/26 (a)		23	23,303
8.25%, 11/15/26 (a)		43	42,279
Ritchie Bros Auctioneers, Inc.
5.375%, 1/15/25 (a)		12	12,266
Sabre GLBL, Inc.
5.25%, 11/15/23 (a)		44	44,935
Team Health Holdings, Inc.
6.375%, 2/01/25 (a)		81	65,643
Verscend Escrow Corp.
9.75%, 8/15/26 (a)		34	33,950

			677,872

Technology - 3.1%
ADT Security Corp. (The)
3.50%, 7/15/22		69	66,779
4.125%, 6/15/23		49	47,203
4.875%, 7/15/32 (a)		48	38,926
Amkor Technology, Inc.
6.375%, 10/01/22		20	20,335
6.625%, 9/15/27 (a)		36	36,540

	Principal Amount (000)			U.S. $ Value
Banff Merger Sub, Inc.
9.75%, 9/01/26 (a)	U.S.$	85		$83,110
CDK Global, Inc.
5.875%, 6/15/26		50		52,466
CommScope Finance LLC
5.50%, 3/01/24 (a)		34		34,815
6.00%, 3/01/26 (a)		67		69,195
8.25%, 3/01/27 (a)		115		119,329
CommScope, Inc.
5.50%, 6/15/24 (a)		47		45,966
Conduent Finance, Inc./Conduent Business Services LLC
10.50%, 12/15/24 (a)		0	**	157
Dell International LLC/EMC Corp.
5.875%, 6/15/21 (a)		59		60,146
Dell, Inc.
7.10%, 4/15/28		53		57,006
First Data Corp.
5.375%, 8/15/23 (a)		81		82,843
5.75%, 1/15/24 (a)		60		61,872
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 SARL/Greeneden US Ho
10.00%, 11/30/24 (a)		7		7,653
Goodman Networks, Inc.
8.00%, 5/11/22 (b)(f)		20		9,797
Harland Clarke Holdings Corp.
9.25%, 3/01/21 (a)		18		17,860
Infor Software Parent LLC/Infor Software Parent, Inc.
7.125% (7.125% Cash or 7.875% PIK), 5/01/21 (a)(j)		4		4,007
Infor US, Inc.
6.50%, 5/15/22		78		79,069
IQVIA, Inc.
4.875%, 5/15/23 (a)		27		27,481
Iron Mountain, Inc.
4.375%, 6/01/21 (a)		20		20,520
Rackspace Hosting, Inc.
8.625%, 11/15/24 (a)		17		15,281
Solera LLC/Solera Finance, Inc.
10.50%, 3/01/24 (a)		32		35,039
West Corp.
8.50%, 10/15/25 (a)		19		16,341
Xerox Corp.
4.125%, 3/15/23		18		17,552

				1,127,288

Transportation - Services - 1.8%
EC Finance PLC
2.375%, 11/15/22 (a)	EUR	100		113,577
Hertz Corp. (The)
5.50%, 10/15/24 (a)	U.S.$	29		24,360

	Principal Amount (000)		U.S. $ Value
5.875%, 10/15/20	U.S.$	11	$10,982
6.25%, 10/15/22		20	18,969
7.375%, 1/15/21		104	104,073
7.625%, 6/01/22 (a)		69	70,690
Park Aerospace Holdings Ltd.
4.50%, 3/15/23 (a)		15	14,925
5.25%, 8/15/22 (a)		30	30,749
United Rentals North America, Inc.
5.75%, 11/15/24		48	49,168
6.50%, 12/15/26		54	56,827
XPO Logistics, Inc.
6.125%, 9/01/23 (a)		74	74,891
6.75%, 8/15/24 (a)		100	102,014

			671,225

			21,023,973

Financial Institutions - 6.1%
Banking - 1.8%
Ally Financial, Inc.
4.125%, 3/30/20		19	19,350
8.00%, 11/01/31		111	138,351
Barclays PLC
8.00%, 6/15/24 (m)		200	204,664
CIT Group, Inc.
4.75%, 2/16/24		45	46,640
5.00%, 8/15/22		65	67,788
5.25%, 3/07/25		32	34,076
Goldman Sachs Group, Inc. (The) Series P
5.00%, 11/10/22 (m)		44	40,712
Royal Bank of Scotland Group PLC
8.625%, 8/15/21 (m)		117	123,585
Societe Generale SA
8.00%, 9/29/25 (a)(m)		3	3,191

			678,357

Brokerage - 0.2%
Lehman Brothers Holdings, Inc.
5.625%, 1/24/13 (b)(c)(f)(h)		423	8,045
LPL Holdings, Inc.
5.75%, 9/15/25 (a)		58	58,980

			67,025

Finance - 2.0%
Compass Group Diversified Holdings LLC
8.00%, 5/01/26 (a)		45	46,803
Curo Group Holdings Corp.
8.25%, 9/01/25 (a)		61	52,385
Enova International, Inc.
8.50%, 9/01/24-9/15/25 (a)		112	104,795
goeasy Ltd.
7.875%, 11/01/22 (a)		13	13,637
Navient Corp.

	Principal Amount (000)		U.S. $ Value
5.00%, 10/26/20	U.S.$	47	$47,893
5.50%, 1/25/23		79	79,455
5.875%, 3/25/21		1	602
6.50%, 6/15/22		125	130,828
7.25%, 1/25/22-9/25/23		72	76,215
8.00%, 3/25/20		51	52,646
SLM Corp.
5.125%, 4/05/22		21	20,167
Springleaf Finance Corp.
6.875%, 3/15/25		48	49,509
TMX Finance LLC/TitleMax Finance Corp.
11.125%, 4/01/23 (a)		50	47,109

			722,044

Insurance - 0.7%
Ambac Assurance Corp.
5.10%, 6/07/20 (a)(f)		2	2,830
Genworth Holdings, Inc.
7.20%, 2/15/21		30	29,121
7.625%, 9/24/21		35	33,986
Polaris Intermediate Corp.
8.50% (8.50% Cash and 9.25% PIK), 12/01/22 (a)(j)		138	136,522
USIS Merger Sub, Inc.
6.875%, 5/01/25 (a)		7	6,801
WellCare Health Plans, Inc.
5.375%, 8/15/26 (a)		65	68,040

			277,300

Other Finance - 0.5%
LHC3 PLC
4.125% (4.125% Cash or 4.875% PIK), 8/15/24 (a)(j)	EUR	100	113,714
NVA Holdings, Inc./United States
6.875%, 4/01/26 (a)	U.S.$	26	25,768
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.
6.75%, 6/01/25 (a)		27	27,300
Travelport Corporate Finance PLC
6.00%, 3/15/26 (a)		18	19,615

			186,397

REITS - 0.9%
Iron Mountain, Inc.
4.875%, 9/15/27 (a)		85	81,565
5.25%, 3/15/28 (a)		55	53,262
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.
5.625%, 5/01/24		62	64,715
5.75%, 2/01/27 (a)		14	14,456
Realogy Group LLC / Realogy Co-Issuer Corp.
9.375%, 4/01/27 (a)		79	80,985

	Principal Amount (000)		U.S. $ Value
SBA Communications Corp.
4.00%, 10/01/22	U.S.$	15	$15,042
4.875%, 9/01/24		8	8,084

			318,109

			2,249,232

Utility - 1.8%
Electric - 1.5%
AES Corp./VA
4.00%, 3/15/21		54	54,682
Calpine Corp.
5.50%, 2/01/24		113	112,748
5.75%, 1/15/25		116	115,687
Talen Energy Supply LLC
4.60%, 12/15/21		1	1,175
6.50%, 6/01/25		101	88,526
Texas Competitive/TCEH
11.50%, 10/01/20 (b)(c)(d)(f)		59	0
Vistra Energy Corp.
5.875%, 6/01/23		8	7,756
7.375%, 11/01/22		1	599
7.625%, 11/01/24		7	7,099
Vistra Operations Co. LLC
5.625%, 2/15/27 (a)		140	145,612

			533,884

Natural Gas - 0.3%
NGL Energy Partners LP/NGL Energy Finance Corp.
7.50%, 11/01/23		110	113,850

			647,734

Total Corporates - Non-Investment Grade (cost $24,270,357)			23,920,939

CORPORATES - INVESTMENT GRADE - 11.4%
Industrial - 8.0%
Basic - 0.2%
ArcelorMittal
7.00%, 10/15/39		45	51,390
Glencore Finance Canada Ltd.
6.00%, 11/15/41 (a)		5	4,834
Glencore Funding LLC
4.00%, 4/16/25 (a)		5	4,950

			61,174

Capital Goods - 0.1%
Arconic, Inc.
5.90%, 2/01/27		4	4,153
General Electric Co. Series D
5.00%, 1/21/21 (m)		40	37,489

			41,642

	Principal Amount (000)		U.S. $ Value
Communications - Telecommunications - 0.9%
Hughes Satellite Systems Corp.
6.50%, 6/15/19	U.S.$	29	$29,294
Qwest Corp.
6.75%, 12/01/21		78	83,330
6.875%, 9/15/33		11	11,004
7.25%, 9/15/25		55	59,053
Telecom Italia Capital SA
6.375%, 11/15/33		56	53,791
7.20%, 7/18/36		33	32,877
7.721%, 6/04/38		76	78,587

			347,936

Consumer Cyclical - Automotive - 0.1%
General Motors Financial Co., Inc.
5.10%, 1/17/24		47	48,935

Consumer Cyclical - Entertainment - 0.1%
Silversea Cruise Finance Ltd.
7.25%, 2/01/25 (a)		34	36,917

Consumer Cyclical - Other - 2.0%
Lennar Corp.
4.125%, 1/15/22		74	74,931
4.50%, 11/15/19-4/30/24		103	103,766
4.75%, 11/29/27		55	55,119
6.25%, 12/15/21 (a)		1	768
6.25%, 12/15/21		22	23,168
8.375%, 1/15/21		20	21,612
MDC Holdings, Inc.
5.50%, 1/15/24		36	36,839
5.625%, 2/01/20		23	23,762
6.00%, 1/15/43		70	59,890
Standard Industries, Inc./NJ
4.75%, 1/15/28 (a)		64	61,808
5.375%, 11/15/24 (a)		68	69,305
5.50%, 2/15/23 (a)		26	26,446
6.00%, 10/15/25 (a)		39	40,286
Toll Brothers Finance Corp.
4.875%, 3/15/27		93	91,576
5.875%, 2/15/22		35	37,068

			726,344

Consumer Non-Cyclical - 1.9%
Anheuser-Busch InBev Finance, Inc.
2.65%, 2/01/21		15	14,558
HCA, Inc.
4.25%, 10/15/19		142	143,172
4.50%, 2/15/27		105	108,000
4.75%, 5/01/23		108	113,297
5.00%, 3/15/24		32	33,907
6.50%, 2/15/20		157	161,619
MEDNAX, Inc.
5.25%, 12/01/23 (a)		107	108,207

			682,760

	Principal Amount (000)		U.S. $ Value
Energy - 1.5%
Antero Resources Corp.
5.00%, 3/01/25	U.S.$	30	$29,547
5.625%, 6/01/23		50	50,755
Boardwalk Pipelines LP
4.45%, 7/15/27		32	31,248
Cenovus Energy, Inc.
6.75%, 11/15/39		1	1,622
Ecopetrol SA
5.875%, 5/28/45		15	15,646
Enable Midstream Partners LP
3.90%, 5/15/24		36	35,951
Energy Transfer Operating LP
4.20%, 4/15/27		32	32,075
4.25%, 3/15/23		87	88,930
7.50%, 10/15/20		17	18,070
EQM Midstream Partners LP
Series 10Y
5.50%, 7/15/28		30	30,310
Hess Corp.
4.30%, 4/01/27		42	41,621
Kinder Morgan, Inc./DE
Series G
7.75%, 1/15/32		11	14,647
Marathon Oil Corp.
6.80%, 3/15/32		34	40,512
Murphy Oil Corp.
4.00%, 6/01/22		26	26,081
5.875%, 12/01/42 (n)		21	18,683
Noble Energy, Inc.
3.85%, 1/15/28		2	1,970
Southern Star Central Corp.
5.125%, 7/15/22 (a)		35	34,961
Sunoco Logistics Partners Operations LP
3.90%, 7/15/26		30	29,875

			542,504

Services - 0.1%
Expedia Group, Inc.
3.80%, 2/15/28		30	28,917

Technology - 1.0%
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.875%, 1/15/27		63	60,191
Dell International LLC/EMC Corp.
4.90%, 10/01/26 (a)		60	60,906
Micron Technology, Inc.
5.50%, 2/01/25		15	15,459
Nokia Oyj
3.375%, 6/12/22		16	15,920
6.625%, 5/15/39		64	68,602
Sanmina Corp.
4.375%, 6/01/19 (a)		8	8,435
Seagate HDD Cayman
4.75%, 1/01/25		28	27,203
4.875%, 6/01/27		5	4,398

	Principal Amount (000)		U.S. $ Value
Western Digital Corp.
4.75%, 2/15/26	U.S.$	121	$115,733

			376,847

Transportation - Services - 0.1%
United Rentals North America, Inc.
4.625%, 7/15/23		20	20,365

			2,914,341

Financial Institutions - 3.4%
Banking - 1.1%
Bank of America Corp.
Series DD
6.30%, 3/10/26 (m)		22	23,923
Series Z
6.50%, 10/23/24 (m)		2	2,168
Barclays Bank PLC
6.86%, 6/15/32 (a)(m)		15	15,098
BNP Paribas SA
7.625%, 3/30/21 (a)(m)		58	61,187
BPCE SA
5.70%, 10/22/23 (a)		82	87,673
Credit Agricole SA
6.50%, 6/23/21 (a)(m)	EUR	100	120,158
Goldman Sachs Group, Inc. (The)
2.00%, 7/27/23 (a)		57	67,412
Santander Holdings USA, Inc.
4.40%, 7/13/27	U.S.$	28	27,866

			405,485

Insurance - 1.3%
ACE Capital Trust II
9.70%, 4/01/30		20	27,545
Allstate Corp. (The)
6.50%, 5/15/57		10	11,284
Berkshire Hathaway, Inc.
0.625%, 1/17/23	EUR	100	114,582
CNP Assurances
4.00%, 11/18/24 (a)(m)		100	119,461
Liberty Mutual Group, Inc.
7.80%, 3/15/37 (a)	U.S.$	61	69,653
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)		31	48,506
Prudential Financial, Inc.
5.20%, 3/15/44		20	20,212
5.625%, 6/15/43		50	52,091

			463,334

REITS - 1.0%
GLP Capital LP/GLP Financing II, Inc.
5.25%, 6/01/25		30	31,435
5.375%, 11/01/23-4/15/26		62	65,338
5.75%, 6/01/28		19	20,476

	Principal Amount (000)		U.S. $ Value
MPT Operating Partnership LP/MPT Finance Corp.
5.00%, 10/15/27	U.S.$	56	$56,768
5.25%, 8/01/26		40	40,813
5.50%, 5/01/24		26	26,691
Sabra Health Care LP
5.125%, 8/15/26		59	57,896
Senior Housing Properties Trust
6.75%, 12/15/21		9	9,184
Spirit Realty LP
4.45%, 9/15/26		66	65,093

			373,694

			1,242,513

Total Corporates - Investment Grade (cost $4,054,761)			4,156,854

BANK LOANS - 3.0%
Industrial - 3.0%
Basic - 0.1%
Foresight Energy LLC
8.379% (LIBOR 3 Month + 5.75%), 3/28/22 (o)		12	11,804
Starfruit Finco B.V. (Starfruit US Holdco LLC) (fka AkzoNobel)
5.740% (LIBOR 1 Month + 3.25%), 10/01/25 (o)		10	9,844

			21,648

Capital Goods - 0.3%
Accudyne Industries Borrower S.C.A. / Accudyne Industries, LLC (fka Silver II US Holdings, LLC)
5.499% (LIBOR 1 Month + 3.00%), 8/18/24 (o)		18	17,992
Apex Tool Group, LLC
6.249% (LIBOR 1 Month + 3.75%), 2/01/22 (o)		60	58,019
Brookfield WEC Holdings Inc. (fka Westinghouse Electric Company LLC)
6.249% (LIBOR 1 Month + 3.75%), 8/01/25 (o)		29	29,084
9.249% (LIBOR 1 Month + 6.75%), 8/03/26 (o)		10	9,990
Gardner Denver, Inc.
5.249% (LIBOR 1 Month + 2.75%), 7/30/24 (o)		14	13,633
Honeywell Technologies SARL (fka Garrett Motion Inc.)
5.110% (LIBOR 3 Month + 2.50%), 9/27/25 (o)		8	8,284

			137,002

	Principal Amount (000)		U.S. $ Value
Communications - Telecommunications - 0.1%
Intelsat Jackson Holdings S.A.
6.625%, 1/02/24	U.S.$	6	$6,278
6.989% (LIBOR 1 Month + 4.50%), 1/02/24 (o)		4	3,753
West Corporation
6.629% (LIBOR 3 Month + 4.00%), 10/10/24 (o)		29	27,616

			37,647

Consumer Cyclical - Automotive - 0.1%
Navistar, Inc.
6.000% (LIBOR 1 Month + 3.50%), 11/06/24 (o)		10	9,598
Panther BF Aggregator 2 LP
3/18/26 (f)(p)		16	15,439

			25,037

Consumer Cyclical - Entertainment - 0.1%
Seaworld Parks & Entertainment, Inc. (fka SW Acquisitions Co., Inc.)
5.499% (LIBOR 1 Month + 3.00%), 4/01/24 (o)		25	24,400

Consumer Cyclical - Other - 0.1%
Caesars Resort Collection, LLC (fka Caesars Growth Properties Holdings, LLC)
5.249% (LIBOR 1 Month + 2.75%), 12/23/24 (o)		38	37,793
Stars Group Holdings B.V.
6.101% (LIBOR 3 Month + 3.50%), 7/10/25 (o)		10	9,811

			47,604

Consumer Cyclical - Restaurants - 0.0%
IRB Holding Corp. (fka Arby’s / Buffalo Wild Wings)
5.739% (LIBOR 1 Month + 3.25%), 2/05/25 (o)		6	6,025

Consumer Cyclical - Retailers - 0.2%
Serta Simmons Bedding, LLC
10.489% (LIBOR 1 Month + 8.00%), 11/08/24 (o)		49	23,979
Specialty Building Products Holdings, LLC
8.249% (LIBOR 1 Month + 5.75%), 10/01/25 (f)(o)		43	41,439

			65,418

Consumer Non-Cyclical - 0.9%
Air Medical Group Holdings, Inc.
5.739% (LIBOR 1 Month + 3.25%), 4/28/22 (o)		21	20,016
6.736% (LIBOR 1 Month + 4.25%), 3/14/25 (o)		16	15,108

	Principal Amount (000)		U.S. $ Value
Alphabet Holding Company, Inc. (fka Nature’s Bounty)
10.249% (LIBOR 1 Month + 7.75%), 9/26/25 (o)	U.S.$	54	$43,673
athenahealth, Inc.
7.197% (LIBOR 3 Month + 4.50%), 2/11/26 (o)		67	65,816
BI-LO, LLC
10.607% (LIBOR 3 Month + 8.00%), 5/31/24 (o)		32	30,991
10.739% (LIBOR 3 Month + 8.00%), 5/31/24 (o)		34	32,488
10.783% (LIBOR 3 Month + 8.00%), 5/31/24 (o)		34	32,488
Envision Healthcare Corporation
6.249% (LIBOR 1 Month + 3.75%), 10/10/25 (o)		29	26,624
Owens & Minor, Inc.
7.002% (LIBOR 1 Month + 4.50%), 4/30/25 (o)		19	14,528
Post Holdings, Inc.
4.490% (LIBOR 1 Month + 2.00%), 5/24/24 (o)		7	7,356
Regionalcare Hospital Partners Holdings, Inc.
6.982% (LIBOR 1 Month + 4.50%), 11/16/25 (o)		36	35,478
Vizient, Inc.
5.249% (LIBOR 1 Month + 2.75%), 2/13/23 (o)		1	645

			325,211

Energy - 0.3%
California Resources Corporation
12.871% (LIBOR 1 Month + 10.38%), 12/31/21 (o)		46	48,749
Triton Solar US Acquisition Co.
8.499% (LIBOR 1 Month + 6.00%), 10/29/24 (f)(o)		88	80,930

			129,679

Other Industrial - 0.1%
American Tire Distributors, Inc.
10.129% (LIBOR 3 Month + 7.50%), 9/02/24 (b)(o)		15	13,675
HD Supply Waterworks, LTD.
5.626% (LIBOR 3 Month + 3.00%), 8/01/24 (o)		5	4,892

	Principal Amount (000)		U.S. $ Value
Travelport Finance (Luxembourg) SARL
5.184% (LIBOR 3 Month + 2.50%), 3/17/25 (o)	U.S.$	23	$22,487

			41,054

Services - 0.4%
Pi Lux Finco Sarl
9.743% (LIBOR 1 Month + 7.25%), 1/01/26 (f)(o)		100	97,250
Refinitiv US Holdings Inc. (fka Financial & Risk US Holdings, Inc.)
6.249% (LIBOR 1 Month + 3.75%), 10/01/25 (o)		15	14,516
Verscend Holding Corp.
6.999% (LIBOR 1 Month + 4.50%), 8/27/25 (f)(o)		27	26,482

			138,248

Technology - 0.3%
Boxer Parent Company Inc. (fka BMC Software, Inc.)
6.851% (LIBOR 3 Month + 4.25%), 10/02/25 (o)		30	29,272
MTS Systems Corporation
5.740% (LIBOR 1 Month + 3.25%), 7/05/23 (f)(o)		23	22,727
Solera, LLC (Solera Finance, Inc.)
5.249% (LIBOR 1 Month + 2.75%), 3/03/23 (o)		59	58,547

			110,546

Total Bank Loans (cost $1,157,491)			1,109,519

	Shares
COMMON STOCKS - 1.3%
Energy - 0.6%
Energy Equipment & Services - 0.3%
Tervita Corp. (c)		25,589	115,274

Oil, Gas & Consumable Fuels - 0.3%
Berry Petroleum Corp.		4,030	46,506
CHC Group LLC (c)(i)		1,219	122
Halcon Resources Corp. (c)		239	323
K201640219 (South Africa) Ltd. A Shares (b)(c)(d)(f)		191,574	0
K201640219 (South Africa) Ltd. B Shares (b)(c)(d)(f)		30,276	0
Paragon Offshore Ltd. - Class A (b)(c)(f)		267	217
Paragon Offshore Ltd. - Class B (b)(c)(f)		401	14,336
Peabody Energy Corp.		533	15,100
Roan Resources, Inc. (c)		42	256

Company	Shares	U.S. $ Value
Triangle Petroleum Corp. (c)	3,047	$52
Vantage Drilling International (b)(c)(f)	82	20,787

		97,699

		212,973

Consumer Discretionary - 0.3%
Auto Components - 0.1%
ATD New Holdings, Inc. (b)(c)(f)	1,009	24,720
Exide Technologies (c)(d)(f)(i)	1,793	0

		24,720

Diversified Consumer Services - 0.0%
Ascent Capital Group, Inc. - Class A (c)	539	406
Laureate Education, Inc. - Class A (c)	757	11,332

		11,738

Hotels, Restaurants & Leisure - 0.2%
Caesars Entertainment Corp. (c)	1,258	10,932
eDreams ODIGEO SA (c)	12,845	38,544

		49,476

Household Durables - 0.0%
Hovnanian Enterprises-a - Class A (c)	131	1,437
Taylor Morrison Home Corp. - Class A (c)	540	9,585

		11,022

Internet & Direct Marketing Retail - 0.0%
Travelport Worldwide Ltd.	110	1,730

		98,686

Materials - 0.1%
Containers & Packaging - 0.0%
Westrock Co.	6	230

Metals & Mining - 0.1%
BIS Industries Holdings Ltd. (b)(c)(d)(f)	21,027	736
Constellium NV - Class A (c)	2,634	21,019
Eldorado Gold Corp. (c)	3,657	16,885
Neenah Enterprises, Inc. (b)(c)(d)(f)	4,481	11,292

		49,932

		50,162

Information Technology - 0.1%
IT Services - 0.0%
Goodman Networks, Inc. (b)(c)(d)(f)	1,236	0

Software - 0.1%
Avaya Holdings Corp. (c)	2,740	46,114

Company	Shares		U.S. $ Value
Communication Services - 0.1%
Media - 0.1%
Clear Channel Outdoor Holdings, Inc. - Class A (c)		3,060	$16,371
DISH Network Corp. - Class A (c)		100	3,169

			19,540

Wireless Telecommunication Services - 0.0%
T-Mobile US, Inc. (c)		150	10,365

			29,905

Consumer Staples - 0.1%
Food & Staples Retailing - 0.1%
Southeastern Grocers, Inc. Npv (b)(c)(d)(f)		828	29,808

Industrials - 0.0%
Construction & Engineering - 0.0%
Willscot Corp. (c)		508	5,634

Trading Companies & Distributors - 0.0%
Emeco Holdings Ltd. (c)		602	827

			6,461

Health Care - 0.0%
Pharmaceuticals - 0.0%
Horizon Pharma PLC (c)		196	5,180

Total Common Stocks (cost $729,236)			479,289

	Principal Amount (000)
GOVERNMENTS - TREASURIES - 1.2%
Mexico - 0.2%
Mexican Bonos
Series M
5.75%, 3/05/26	MXN	1,202	54,673
Series M 20
10.00%, 12/05/24		480	27,140

			81,813

Russia - 0.2%
Russian Federal Bond - OFZ
Series 6217
7.50%, 8/18/21	RUB	3,986	60,524

United States - 0.8%
U.S. Treasury Notes
2.75%, 5/31/23	U.S.$	300	306,047

Total Governments - Treasuries (cost $461,858)			448,384

	Principal Amount (000)		U.S. $ Value
ASSET-BACKED SECURITIES - 0.7%
Other ABS - Fixed Rate - 0.4%
DB Master Finance LLC
Series 2017-1A, Class A2I
3.629%, 11/20/47 (a)(f)	U.S.$	57	$57,315
Taco Bell Funding LLC
Series 2016-1A, Class A23
4.97%, 5/25/46 (a)(f)		16	16,515
Wendy’s Funding LLC
Series 2018-1A, Class A2I
3.573%, 3/15/48 (a)(f)		70	69,121

			142,951

Home Equity Loans - Fixed Rate - 0.3%
CWABS Asset-Backed Certificates Trust
Series 2005-7, Class AF5W
5.054%, 10/25/35 (f)		57	56,525
GSAA Home Equity Trust
Series 2006-6, Class AF5
6.241%, 3/25/36 (f)		74	35,929
Lehman XS Trust
Series 2007-6, Class 3A5
4.734%, 5/25/37 (f)		19	19,046

			111,500

Total Asset-Backed Securities (cost $248,860)			254,451

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.6%
Risk Share Floating Rate - 0.6%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2013-DN1, Class M2
9.636% (LIBOR 1 Month + 7.15%), 7/25/23 (q)		14	16,343
Series 2013-DN2, Class M2
6.736% (LIBOR 1 Month + 4.25%), 11/25/23 (q)		46	50,584
Series 2014-DN1, Class M3
6.986% (LIBOR 1 Month + 4.50%), 2/25/24 (q)		36	40,587
Series 2014-HQ2, Class M3
6.236% (LIBOR 1 Month + 3.75%), 9/25/24 (q)		54	59,636
Federal National Mortgage Association Connecticut Avenue Securities
Series 2013-C01, Class M2
7.736% (LIBOR 1 Month + 5.25%), 10/25/23 (q)		14	15,839
Series 2014-C01, Class M2
6.886% (LIBOR 1 Month + 4.40%), 1/25/24 (q)		27	30,212

	Principal Amount (000)		U.S. $ Value
Series 2015-C03, Class 1M2
7.486% (LIBOR 1 Month + 5.00%), 7/25/25 (q)	U.S.$	5	$5,605
Series 2015-C03, Class 2M2
7.486% (LIBOR 1 Month + 5.00%), 7/25/25 (q)		2	2,109

			220,915

Non-Agency Fixed Rate - 0.0%
Alternative Loan Trust
Series 2006-28CB, Class A14
6.25%, 10/25/36		5	4,274
CSMC Mortgage-Backed Trust
Series 2006-7, Class 3A12
6.25%, 8/25/36		7	5,555

			9,829

Total Collateralized Mortgage Obligations (cost $212,064)			230,744

EMERGING MARKETS - CORPORATE BONDS - 0.5%
Industrial - 0.4%
Basic - 0.2%
First Quantum Minerals Ltd.
7.00%, 2/15/21 (a)		5	5,496
7.25%, 4/01/23 (a)		58	57,049

			62,545

Consumer Cyclical - Retailers - 0.0%
Edcon Ltd.
9.50%, 3/01/19 (c)(f)(h)	EUR	1	0
K2016470219 South Africa Ltd.
3.00%, 12/31/22 (f)(g)	U.S.$	15	111
K2016470260 South Africa Ltd.
25.00%, 12/31/22 (f)(g)		5	90

			201

Consumer Non-Cyclical - 0.0%
Tonon Luxembourg SA
9.25%, 1/24/20 (c)(e)(f)(g)(j)		6	122
Virgolino de Oliveira Finance SA
10.50%, 1/28/18 (c)(f)(g)(h)		96	3,049

			3,171

Energy - 0.2%
CHC Group LLC/CHC Finance Ltd.
Series AI
Zero Coupon, 10/01/20 (i)		65	22,158
Petrobras Global Finance BV
5.999%, 1/27/28		27	27,323
6.25%, 3/17/24		35	37,581

			87,062

	Principal Amount (000)		U.S. $ Value
Transportation - Airlines - 0.0%
Guanay Finance Ltd.
6.00%, 12/15/20 (a)	U.S.$	4	$3,867

			156,846

Utility - 0.1%
Electric - 0.1%
Terraform Global Operating LLC
6.125%, 3/01/26 (g)		12	11,731

Financial Institutions - 0.0%
Insurance - 0.0%
Ambac LSNI LLC
7.592% (LIBOR 3 Month + 5.00%), 2/12/23 (a)(f)(q)		9	8,786

Total Emerging Markets - Corporate Bonds (cost $322,291)			177,363

EMERGING MARKETS - TREASURIES - 0.3%
Argentina - 0.0%
Argentine Bonos del Tesoro
16.00%, 10/17/23	ARS	470	7,981

Brazil - 0.2%
Brazil Notas do Tesouro Nacional
Series F
10.00%, 1/01/21	BRL	349	93,008

South Africa - 0.1%
Republic of South Africa Government Bond
Series 2023
7.75%, 2/28/23	ZAR	283	19,589

Total Emerging Markets - Treasuries (cost $150,712)			120,578

LOCAL GOVERNMENTS - US MUNICIPAL BONDS - 0.3%
United States - 0.3%
State of California
Series 2010
7.60%, 11/01/40	U.S.$	25	38,454
7.95%, 3/01/36		55	57,625

Total Local Governments - US Municipal Bonds (cost $79,912)			96,079

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.2%
Non-Agency Fixed Rate CMBS - 0.2%
Citigroup Commercial Mortgage Trust
Series 2014-GC23, Class D
4.50%, 7/10/47 (a)(f)		15	13,679
GS Mortgage Securities Trust
Series 2014-GC18, Class D
4.996%, 1/10/47 (a)(f)		29	24,605

	Principal Amount (000)		U.S. $ Value
JPMBB Commercial Mortgage Securities Trust
Series 2013-C17, Class D
4.892%, 1/15/47 (a)(f)	U.S.$	29	$29,371

Total Commercial Mortgage-Backed Securities (cost $71,159)			67,655

	Shares
INVESTMENT COMPANIES - 0.1%
Funds and Investment Trusts - 0.1%
iShares MSCI Global Metals & Mining Producers ETF (r) (cost $27,153)		805	25,011

PREFERRED STOCKS - 0.1%
Utility - 0.1%
Electric - 0.1%
SCE Trust III
Series H
5.75%		423	10,110

Financial Institutions - 0.0%
Banking - 0.0%
GMAC Capital Trust I
Series 2
8.469%		357	9,296

Industrial - 0.0%
Consumer Cyclical - Other - 0.0%
Hovnanian Enterprises, Inc.
7.625% (c)		490	1,715

Energy - 0.0%
Sanchez Energy Corp.
Series A
4.875%		962	144
Series B
6.50%		300	45

			189

Technology - 0.0%
Goodman Networks, Inc.
0.00% (b)(c)(d)(f)		1,470	0

			1,904

Total Preferred Stocks (cost $64,075)			21,310

WARRANTS - 0.0%
Avaya Holdings Corp., expiring 12/15/22 (c)		1,210	3,025
Midstates Petroleum Co., Inc., expiring 4/21/20 (b)(c)		860	129
SandRidge Energy, Inc., A-CW22, expiring 10/03/22 (c)		1,975	40

Company	Shares	U.S. $ Value
SandRidge Energy, Inc., B-CW22, expiring 10/03/22 (c)	830	$66
Willscot Corp., expiring 11/29/22 (b)(c)(d)	787	1,566

Total Warrants (cost $17,797)		4,826

RIGHTS - 0.0%
Utilities - 0.0%
Vistra Energy Corp., expiring 12/31/49 (c)(f) (cost $0)	3,442	2,471

SHORT-TERM INVESTMENTS - 13.4%
Investment Companies - 13.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 2.38% (r)(s)(t) (cost $4,926,642)	4,926,642	4,926,642

Total Investments - 98.3% (cost $36,794,368) (u)		36,042,115
Other assets less liabilities - 1.7%		637,138

Net Assets - 100.0%		$36,679,253

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
E-Mini Russell 2000 Index Futures	1	June 2019	$77,190	$(1,566)
U.S. T-Note 10 Yr (CBT) Futures	15	June 2019	1,863,281	24,953
Sold Contracts
Euro-BOBL Futures	5	June 2019	746,749	(6,506)
Euro-OAT Futures	2	June 2019	364,950	(9,916)

				$6,965

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	BRL	380	USD	102	4/02/19	$4,615
Barclays Bank PLC	USD	98	BRL	380	4/02/19	(464)
Barclays Bank PLC	RUB	4,120	USD	62	5/16/19	(230)
Barclays Bank PLC	TWD	2,031	USD	66	6/10/19	(95)
Brown Brothers Harriman & Co.	EUR	1,752	USD	2,019	4/10/19	53,028
Brown Brothers Harriman & Co.	EUR	105	USD	118	4/10/19	(116)
Brown Brothers Harriman & Co.	USD	119	EUR	104	4/10/19	(1,877)
Brown Brothers Harriman & Co.	ZAR	246	USD	18	4/17/19	787

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Brown Brothers Harriman & Co.	AUD	2	USD	1	4/23/19	$3
Brown Brothers Harriman & Co.	NZD	197	USD	135	4/26/19	935
Brown Brothers Harriman & Co.	USD	134	NZD	197	4/26/19	39
Brown Brothers Harriman & Co.	CAD	231	USD	173	5/09/19	425
Brown Brothers Harriman & Co.	MXN	1,574	USD	82	6/13/19	1,870
Standard Chartered Bank	BRL	380	USD	98	4/02/19	464
Standard Chartered Bank	USD	98	BRL	380	4/02/19	(1,061)
Standard Chartered Bank	BRL	380	USD	98	5/03/19	1,064

						$59,387

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at March 31, 2019	Notional Amount (000)			Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
iTraxx Europe Crossover Series 21, 5 Year Index, 6/20/19*	(5.00)%	Quarterly	0.21%	EUR	– 0	–***	$(2)	$(8)	$6
iTraxx Europe Crossover Series 25, 5 Year Index, 6/20/21*	(5.00)	Quarterly	2.04	EUR	14		(1,023)	(456)	(567)
Sale Contracts
CDX-NAHY Series 31, 5 Year Index, 12/20/23*	5.00	Quarterly	3.36	USD	568		38,870	21,105	17,765
CDX-NAHY Series 31, 5 Year Index, 12/20/23*	5.00	Quarterly	3.36	USD	514		35,117	17,810	17,307
CDX-NAHY Series 32, 5 Year Index, 6/20/24*	5.00	Quarterly	3.49	USD	1,287		87,857	78,203	9,654
iTraxx Europe Crossover Series 25, 5 Year Index, 6/20/21*	5.00	Quarterly	2.04	EUR	14		1,023	1,249	(226)

							$161,842	$117,903	$43,939

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation/ (Depreciation)
USD	1,770	3/06/23	3 Month LIBOR	2.714%	Quarterly/Semi-Annual	$27,923	$	– 0	–	$27,923
USD	2,835	9/02/25	2.248%	3 Month LIBOR	Semi-Annual/Quarterly	14,429		(8,311)		22,740
USD	961	1/15/26	1.978%	3 Month LIBOR	Semi-Annual/Quarterly	23,508		5,398		18,110
USD	651	2/16/26	1.625%	3 Month LIBOR	Semi-Annual/Quarterly	30,566		7,434		23,132
USD	150	3/31/26	1.693%	3 Month LIBOR	Semi-Annual/Quarterly	6,326		– 0	–	6,326
USD	100	5/03/26	1.770%	3 Month LIBOR	Semi-Annual/Quarterly	3,498		– 0	–	3,498
USD	800	6/01/26	1.714%	3 Month LIBOR	Semi-Annual/Quarterly	30,943		32,362		(1,419)
USD	4,650	4/28/27	3 Month LIBOR	2.330%	Quarterly/Semi-Annual	7,544		16,658		(9,114)
USD	350	5/03/27	2.285%	3 Month LIBOR	Semi-Annual/Quarterly	615		112		503
USD	940	3/06/28	2.876%	3 Month LIBOR	Semi-Annual/Quarterly	(36,366)		– 0	–	(36,366)

						$108,986		$53,653		$55,333

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at March 31, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Credit Suisse International
CDX-CMBX.NA.BB Series 6, 5/11/63*	(5.00)%	Monthly	13.95%	USD	180	$41,747	$22,669	$19,078
Goldman Sachs International
British Telecommunications PLC, 5.750%, 12/07/28, 6/20/20*	(1.00)	Quarterly	0.15	EUR	170	(2,064)	(1,782)	(282)
CDX-CMBX.NA.BBB-Series 6, 5/11/63*	(3.00)	Monthly	7.43	USD	192	24,272	20,387	3,885

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at March 31, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Barclays Bank PLC
Altice Luxembourg SA, 7.250%, 5/15/22, 6/20/22*	5.00%	Quarterly	4.01%	EUR	60	$2,120	$5,935	$(3,815)
Credit Suisse International
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	Monthly	13.95	USD	29	(6,726)	(3,598)	(3,128)
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	Monthly	13.95	USD	69	(16,003)	(7,945)	(8,058)
International Game Technology PLC, 4.750%, 2/15/23, 6/20/22*	5.00	Quarterly	1.30	EUR	100	13,525	7,327	6,198
Deutsche Bank AG
CDX-CMBX.NA.BBB-Series 6, 5/11/63*	3.00	Monthly	7.43	USD	75	(9,494)	(5,065)	(4,429)
CDX-CMBX.NA.BBB-Series 6, 5/11/63*	3.00	Monthly	7.43	USD	252	(31,899)	(17,470)	(14,429)
Goldman Sachs International
Avis Budget Car Rental LLC, 5.250%, 3/15/25, 12/20/23*	5.00	Quarterly	2.55	USD	20	2,046	1,903	143
Avis Budget Car Rental LLC, 5.250%, 3/15/25, 12/20/23*	5.00	Quarterly	2.55	USD	30	3,068	1,824	1,244
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	Monthly	13.95	USD	163	(37,782)	(29,522)	(8,260)

						$(17,190)	$(5,337)	$(11,853)

*	Termination date

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Bank of America, NA
iBoxx EUR Liquid High Yield	EURIBOR	Quarterly	EUR	463	6/20/19	$2,948

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Goldman Sachs International
Markit iBoxx EUR Contingent Convertible Liquid Developed Market AT1	EURIBOR	Quarterly	EUR	239	6/20/19	$(1,327)
JPMorgan Chase Bank, NA
iBoxx $ Liquid High Yield Index	LIBOR	Quarterly	USD	71	6/20/19	619
Markit iBoxx $ Contingent Convertible Liquid Developed Market AT1	LIBOR	Maturity	USD	577	6/20/19	(3,128)
Morgan Stanley Capital Services LLC
iBoxx $ Liquid High Yield Index	LIBOR	Maturity	USD	283	6/20/19	2,357

						$1,469

**	Principal amount less than 500.
***	Notional amount less than 500.
(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, the aggregate market value of these securities amounted to $13,525,383 or 36.9% of net assets.

(b)	Illiquid security.
(c)	Non-income producing security.
(d)	Fair valued by the Adviser.
(e)	Defaulted.
(f)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(g)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.25% of net assets as of March 31, 2019, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Exide Technologies
7.00%, 4/30/25	4/30/15	$95,853	$40,267	0.11%
Exide Technologies
11.00%, 4/30/22	5/23/17	42,822	37,786	0.10%
K2016470219 South Africa Ltd.
3.00%, 12/31/22	3/13/15	16,701	111	0.00%
K2016470260 South Africa Ltd.
25.00%, 12/31/22	12/22/16	4,469	90	0.00%
Magnetation LLC/Mag Finance Corp.
11.00%, 5/15/18	2/19/15	36,767	1	0.00%
Terraform Global Operating LLC
6.125%, 3/01/26	2/08/18	12,000	11,731	0.03%
Tonon Luxembourg SA
7.25%, 1/24/20	1/16/13	5,510	122	0.00%
Virgolino de Oliveira Finance SA
10.50%, 1/28/18	2/13/13	96,161	3,049	0.01%

(h)	Defaulted matured security.
(i)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost		Market Value		Percentage of Net Assets
CHC Group LLC	3/10/17	$62,260		$122		0.00%
CHC Group LLC/CHC Finance Ltd. Series AI Zero Coupon, 10/01/20	3/10/17	53,246		22,158		0.06%
Exide Technologies	4/30/15	2,889		– 0	–	0.00%
Momentive Performance Materials, Inc. 8.875%, 10/15/20	10/24/14	– 0	–	– 0	–	0.00%
Monitronics International, Inc. 9.125%, 04/01/20	1/16/18	12,592		2,513		0.01%

(j)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at March 31, 2019.
(k)	Convertible security.
(l)	Pays 11% cash or up to 7% PIK and remaining in cash.
(m)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(n)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at March 31, 2019.
(o)	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at March 31, 2019.
(p)

This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.

(q)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at March 31, 2019.
(r)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(s)	The rate shown represents the 7-day yield as of period end.
(t)	Affiliated investments.
(u)

As of March 31, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $978,112 and gross unrealized depreciation of investments was $(1,575,125), resulting in net unrealized depreciation of $(597,013).

Currency Abbreviations:

ARS	-	Argentine Peso
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
EUR	-	Euro
MXN	-	Mexican Peso
NZD	-	New Zealand Dollar
RUB	-	Russian Ruble
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ABS	-	Asset-Backed Securities
BOBL	-	Bundesobligationen
CBT	-	Chicago Board of Trade
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
ETF	-	Exchange Traded Fund
EURIBOR	-	Euro Interbank Offered Rate
LIBOR	-	London Interbank Offered Rates
MSCI	-	Morgan Stanley Capital International
OAT	-	Obligations Assimilables du Trésor
REIT	-	Real Estate Investment Trust

AB FlexFee High Yield Portfolio

March 31, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through brokers or pricing services are generally categorized within Level 2. Those investments for which current data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Other fixed-income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2019:

Investments in Securities	Level 1			Level 2		Level 3		Total
Assets:
Corporates - Non-Investment Grade	$	– 0	–	$23,734,000		$186,939	#	$23,920,939
Corporates - Investment Grade		– 0	–	4,156,854		– 0	–	4,156,854
Bank Loans		– 0	–	825,252		284,267		1,109,519
Common Stocks		376,566		827		101,896	#	479,289
Governments - Treasuries		– 0	–	448,384		– 0	–	448,384
Asset-Backed Securities		– 0	–	– 0	–	254,451		254,451
Collateralized Mortgage Obligations		– 0	–	230,744		– 0	–	230,744
Emerging Markets - Corporate Bonds		– 0	–	165,205		12,158	#	177,363
Emerging Markets - Treasuries		– 0	–	120,578		– 0	–	120,578
Local Governments - US Municipal Bonds		– 0	–	96,079		– 0	–	96,079
Commercial Mortgage-Backed Securities		– 0	–	– 0	–	67,655		67,655
Investment Companies		25,011		– 0	–	– 0	–	25,011
Preferred Stocks		21,121		189		– 0	–#	21,310
Warrants		3,260		– 0	–	1,566		4,826
Rights		– 0	–	– 0	–	2,471		2,471
Short-Term Investments:
Investment Companies		4,926,642		– 0	–	– 0	–	4,926,642

Total Investments in Securities		5,352,600		29,778,112		911,403		36,042,115
Other Financial Instruments*:
Assets
Futures		24,953		– 0	–	– 0	–	24,953
Forward Currency Exchange Contracts		– 0	–	63,230		– 0	–	63,230
Centrally Cleared Credit Default Swaps		– 0	–	162,867		– 0	–	162,867
Centrally Cleared Interest Rate Swaps		– 0	–	145,352		– 0	–	145,352
Credit Default Swaps		– 0	–	86,778		– 0	–	86,778
Total Return Swaps		– 0	–	5,924		– 0	–	5,924
Liabilities
Futures		(17,988)		– 0	–	– 0	–	(17,988)
Forward Currency Exchange Contracts		– 0	–	(3,843)		– 0	–	(3,843)
Centrally Cleared Credit Default Swaps		– 0	–	(1,025)		– 0	–	(1,025)
Centrally Cleared Interest Rate Swaps		– 0	–	(36,366)		– 0	–	(36,366)
Credit Default Swaps		– 0	–	(103,968)		– 0	–	(103,968)
Total Return Swaps		– 0	–	(4,455)		– 0	–	(4,455)

Total		$5,359,565		$30,092,606		$911,403		$36,363,574

#	The Fund held securities with zero market value at period end.
*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates -Non- Investment Grade#			Bank Loans			Common Stocks#			Asset-Backed Securities
Balance as of 12/31/18		$162,770			$327,150			$65,546			$250,428
Accrued discounts/(premiums)		$(2,085)			$303		$	– 0	–		$703
Realized gain (loss)		$394			$74		$	– 0	–		$1,258
Change in unrealized appreciation/ depreciation		$61,919			$2,425			$(55,607)			$4,355
Purchases	$	– 0	–		$15,469			$91,957		$	– 0	–
Sales		$(93,371)			$(660)		$	– 0	–		$(2,293)
Transfers into level 3		$57,312			$25,845		$	– 0	–	$	– 0	–
Transfers out of level 3	$	– 0	–		$(86,339)		$	– 0	–	$	– 0	–

Balance as of 3/31/19		$186,939			$284,267			$101,896			$254,451

Net change in unrealized appreciation/depreciation from investments held as of 3/31/19		$(12,520)			$2,425			$(55,607)			$4,355

	Emerging Markets -Corporate Bonds#			Commercial Mortgage-Backed Securities			Preferred Stocks#			Warrants
Balance as of 12/31/18		$16,117			$66,666		$	– 0	–		$921
Accrued discounts/(premiums)		$1,280			$18		$	– 0	–	$	– 0	–
Realized gain (loss)	$	– 0	–	$	– 0	–	$	– 0	–	$	– 0	–
Change in unrealized appreciation/ depreciation		$(4,100)			$971		$	– 0	–		$645
Purchases	$	– 0	–	$	– 0	–	$	– 0	–	$	– 0	–
Sales/Paydowns		$(1,139)		$	– 0	–	$	– 0	–	$	– 0	–
Transfers into level 3	$	– 0	–	$	– 0	–	$	– 0	–	$	– 0	–
Transfers out of level 3	$	– 0	–	$	– 0	–	$	– 0	–	$	– 0	–

Balance as of 3/31/19		$12,158			$67,655		$	– 0	–		$1,566

Net change in unrealized appreciation/depreciation from investments held as of 3/31/19		$(4,100)			$971		$	– 0	–		$645

	Rights			Total
Balance as of 12/31/18		$2,444			$892,042
Accrued discounts/(premiums)	$	– 0	–		$219
Realized gain (loss)	$	– 0	–		$1,726
Change in unrealized appreciation/ depreciation		$27			$10,635
Purchases	$	– 0	–		$107,426
Sales/Paydowns	$	– 0	–		$(97,463)
Transfers into level 3	$	– 0	–		$83,157
Transfers out of level 3	$	– 0	–		$(86,339)

Balance as of 3/31/19		$2,471			$911,403

Net change in unrealized appreciation/depreciation from investments held as of 3/31/19		$27			$(63,804)

#	The fund held securities with zero market value that were sold/expired/written off during the reporting period.

The following presents information about significant unobservable inputs related to the Fund’s material categories of Level 3 investments at March 31, 2019. Securities priced (i) by third party vendors or (ii) by brokers are excluded from the following table.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 3/31/19			Valuation Technique	Unobservable Input	Input
Corporates—Non-Investment Grade		$7,003		Recovery Analysis	Collateral Value	$100.00 / N/A
		$40,267		Market Approach	EBITDA* Projection	$117.0mm / N/A
					EBITDA* Multiples	4.7X-6.7X / 5.7X

$47,270

Common Stocks		$11,292		Market Approach	EBITDA* Projection	$52.0mm / N/A
					EBITDA* Multiples	2.2X-4.2X /3.2X
		$736		Market Approach	EBITDA* Projection	$72mm / N/A
					EBITDA* Multiples	4.7X / N/A
	$	– 0	–	Qualitative Assessment		$0.00 / N/A

$12,028

Warrants		$1,566		Option Pricing Model	Exercise Price	$1.99 / N/A

*	Earnings Before Interest, Taxes, Depreciation and Amortization.

Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. A significant increase (decrease) in Collateral Value, Exercise Price, EBITDA projections and EBITDA Multiple in insolation would be expected to result in a significant higher (lower) fair value measurement.

The Adviser has established a Valuation Committee (the “Committee”) which oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in AB mutual funds for the three months ended March 31, 2019 is as follows:

Fund	Market Value 12/31/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value March 31, 2019 (000)	Dividend Income (000)
Government Money Market Portfolio	$87	$6,533	$1,693	$4,927	$15